United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Quarter ended 6/30/09

Item 1.                      Schedule of Investments

Federated Clover Mid Value Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS—100.2%
		Consumer Discretionary--10.9%
1,610		CBS Corp. (New), Class B	$11,141
1,155		D. R. Horton, Inc.	10,811
415		Family Dollar Stores, Inc.	11,745
1,355		Gap (The), Inc.	22,222
370		Genuine Parts Co.	12,417
930	1	Goodyear Tire & Rubber Co.	10,472
1,320	1	Jarden Corp.	24,750
830	1	Liberty Media Corp.	22,202
2,190	1	Liberty Media Holding Corp.	10,972
		TOTAL	136,732
		Consumer Staples--6.8%
390		Bunge Ltd.	23,498
660	1	Dean Foods Co.	12,665
1,520		Safeway Inc.	30,962
1,810		Sara Lee Corp.	17,666
		TOTAL	84,791
		Energy--9.2%
1,355		El Paso Corp.	12,507
1,430	1	Nabors Industries Ltd.	22,279
500		Noble Energy, Inc.	29,485
715		Pioneer Natural Resources, Inc.	18,232
1,260	1	Southern Union Co.	23,171
730		Tesoro Petroleum Corp.	9,293
		TOTAL	114,967
		Financials--28.4%
915		Ameriprise Financial, Inc.	22,207
1,750		Annaly Capital Management, Inc.	26,495
660	1	Arch Capital Group Ltd.	38,663
510		Assurant, Inc.	12,286
309		Avalonbay Communities, Inc.	17,285
350		Boston Properties, Inc.	16,695
460		Federal Realty Investment Trust	23,699
1,935		Hudson City Bancorp, Inc.	25,716
1,240		Invesco Ltd.	22,097
2,775		KeyCorp	14,541
730		Lincoln National Corp.	12,563
420		PartnerRe Ltd.	27,279
630		Principal Financial Group	11,869
3,050		Regions Financial Corp.	12,322
680		Reinsurance Group of America	23,739
1,070		SunTrust Banks, Inc.	17,601
400		Transatlantic Holdings, Inc.	17,332
1,150		XL Capital Ltd., Class A	13,179
		TOTAL	355,568
		Health Care--4.8%
900		CIGNA Corp.	21,681
670	1	Coventry Health Care, Inc.	12,536
710	1	Inverness Medical Innovations, Inc.	25,262
		TOTAL	59,479
		Industrials--10.8%
560	1	AGCO Corp.	16,279
2,080	1	AMR Corp.	8,362
385		Dover Corp.	12,740
220		Flowserve Corp.	15,358
505	1	General Cable Corp.	18,978
440		ITT Corp.	19,580
840	1	Thomas & Betts Corp.	24,242
770	1	WESCO International, Inc.	19,281
		TOTAL	134,820
		Information Technology--7.9%
1,270	1	Agilent Technologies, Inc.	25,794
700	1	Hewitt Associates, Inc.	20,846
1,300		Seagate Technology Holdings	13,598
765	1	Western Digital Corp.	20,273
2,880		Xerox Corp.	18,662
		TOTAL	99,173
		Materials--6.6%
990		Cabot Corp.	12,454
670	1	Intrepid Potash, Inc.	18,814
975		MeadWestvaco Corp.	16,000
455		PPG Industries, Inc.	19,974
640		Sonoco Products Co.	15,328
		TOTAL	82,570
		Telecommunication Services--2.8%
795	1	Crown Castle International Corp.	19,096
385		Embarq Corp.	16,193
		TOTAL	35,289
		Utilities--12.0%
750		Atmos Energy Corp.	18,780
700		National Fuel Gas Co.	25,256
845		P G & E Corp.	32,482
655		Progress Energy, Inc.	24,779
500		Sempra Energy	24,815
1,325		Xcel Energy, Inc.	24,393
		TOTAL	150,505
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,135,109)	1,253,894
		EXCHANGE-TRADED MUTUAL FUND—1.3%
560		iShares Russell Midcap Value Index Fund (IDENTIFIED COST $16,080)	16,218
		MUTUAL FUND--5.0%
62,319	2,3	Prime Value Obligations Fund, Institutional Shares, 0.72% (AT NET ASSET VALUE)	62,319
		TOTAL INVESTMENTS --- 106.5% (IDENTIFIED COST $1,213,508)4

1,332,431

OTHER ASSETS AND LIABILITIES --- NET --- (6.5)%5

(81,031)

TOTAL NET ASSETS --- 100%

$
1,251,400

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At June 30, 2009, the cost of investments for federal tax purposes was $1,213,508.  The net unrealized appreciation of investments for federal tax purposes was $118,923.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $134,702 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,779.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities including shares of Exchange-Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$1,116,799	$---	$---	$1,116,799
International	137,095	---	---	137,095
Mutual Fund	62,319	---	---	62,319
Exchange-Traded Mutual Fund	16,218	---	---	16,218
TOTAL Securities	$1,332,431	$---	$---	$1,332,431

Federated Clover Small Value Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--99.5%
		Consumer Discretionary--12.1%
4,430	1	99 Cents Only Stores	$60,159
3,805		Asbury Automotive Group, Inc.	38,963
9,215		Brown Shoe Co., Inc.	66,717
5,315	1	Build-A-Bear Workshop, Inc.	23,758
1,170	1	CEC Entertainment, Inc.	34,492
5,000	1	Chico’s FAS, Inc.	48,650
5,100		Cooper Tire & Rubber Co.	50,592
1,350		Ethan Allen Interiors, Inc.	13,986
1,650	1	Fuel Systems Solutions, Inc.	33,314
5,620	1	Hot Topic, Inc.	41,082
2,395	1	JAKKS Pacific, Inc.	30,728
7,915		Jackson Hewitt Tax Service, Inc.	49,548
2,330		Regis Corp. Minnesota	40,565
3,805		Service Corp. International	20,851
4,195	1	Skechers USA, Inc., Class A	40,985
2,690	1	Tenneco Automotive, Inc.	28,514
11,085	1	Wet Seal, Inc., Class A	34,031
3,885	1	Zumiez Inc.	31,119
		TOTAL	688,054
		Consumer Staples--3.2%
2,525	1	Elizabeth Arden, Inc.	22,043
2,025	1	NBTY, Inc.	56,943
980		Sanderson Farms, Inc.	44,100
1,590		Spartan Stores, Inc.	19,732
1,275	1	TreeHouse Foods, Inc.	36,682
		TOTAL	179,500
		Energy--7.2%
1,145	1	Bronco Drilling Co., Inc.	4,901
2,225		Cabot Oil & Gas Corp., Class A	68,174
1,305	1	Forest Oil Corp.	19,471
1,225		Gulf Island Fabrication, Inc.	19,392
670	1	Gulfmark Offshore, Inc.	18,492
5,450	1	Helix Energy Solutions Group, Inc.	59,241
1,785		Holly Corp.	32,094
825	1	Hornbeck Offshore Services, Inc.	17,647
1,600	1	Mariner Energy, Inc.	18,800
465		Nordic American Tanker Shipping Ltd.	14,796
1,050		Penn Virginia Corp.	17,188
1,995	1	Pioneer Drilling Co.	9,556
750		St. Mary Land & Exploration Co.	15,652
1,250	1	Superior Well Services, Inc.	7,437
12,330	1	USEC, Inc.	65,596
505	1	Whiting Petroleum Corp.	17,756
		TOTAL	406,193
		Financials--27.2%
2,850		American Campus Communities, Inc.	63,213
7,870		Anworth Mortgage Asset Corp.	56,743
6,200		Apollo Investment Corp.	37,200
4,700		Ares Capital Corp.	37,882
2,097	1	Argo Group International Holdings Ltd.	59,177
1,920		Aspen Insurance Holdings Ltd.	42,893
730		Cash America International, Inc.	17,075
1,640		City Holding Co.	49,790
3,490		Columbia Banking Systems, Inc.	35,703
3,245		Dime Community Bancorp, Inc.	29,562
1,115		First Merchants Corp.	8,953
4,890		First Niagara Financial Group, Inc.	55,844
2,820		FirstMerit Corp.	47,884
4,280		Flushing Financial Corp.	40,018
1,640		Highwoods Properties, Inc.	36,687
1,320		Home Properties of New York, Inc.	45,012
2,025		IPC Holdings Ltd.	55,364
1,555		Iberiabank Corp.	61,283
1,955		Independent Bank Corp.- Massachusetts	38,514
2,650		LTC Properties, Inc.	54,192
6,100		MFA Mortgage Investments, Inc.	42,212
6,000		MGIC Investment Corp.	26,400
6,975		Maiden Holdings Ltd.	45,756
2,535		Montpelier Re Holdings Ltd.	33,690
2,790		Nara Bancorp, Inc.	14,452
3,545		National Retail Properties, Inc.	61,506
4,620		Newalliance Bancshares, Inc.	53,130
2,665		Platinum Underwriters Holdings Ltd.	76,192
1,350		Potlatch Corp.	32,791
695	1	ProAssurance Corp.	32,116
1,175		Prosperity Bancshares, Inc.	35,050
1,250	1	SVB Financial Group	34,025
15,710		South Financial Group, Inc.	18,695
6,210		Sterling Bancshares, Inc.	39,309
1,100		Stewart Information Services Corp.	15,675
3,415		Sun Communities, Inc.	47,059
2,235		Trustmark Corp.	43,180
1,250		Washington Federal, Inc.	16,250
		TOTAL	1,540,477
		Health Care--6.2%
11,515	1	Akorn, Inc.	13,818
835	1	Amerigroup Corp.	22,420
2,130	1	Celera Corporation	16,252
530		Chemed Corp.	20,924
775	1	Endo Pharmaceuticals Holdings, Inc.	13,888
1,350		Facet Biotech Corp.	12,542
575	1	ICU Medical, Inc.	23,661
2,800	1	Inspire Pharmaceuticals, Inc.	15,568
1,110		Invacare Corp.	19,591
2,775		MDS, Inc.	14,818
725	1	Magellan Health Services, Inc.	23,795
1,570	1	PSS World Medical, Inc.	29,061
2,980	1	Par Pharmaceutical Cos., Inc.	45,147
1,300	1	Parexel International Corp.	18,694
1,275	1	Salix Pharmaceuticals Ltd.	12,584
865	1	Varian, Inc.	34,107
2,025	1	ViroPharma, Inc.	12,008
		TOTAL	348,878
		Industrials--14.5%
1,297	1	American Commercial Lines, Inc.	20,078
1,525		Ampco-Pittsburgh Corp.	35,761
1,180		Arkansas Best Corp.	31,093
2,825		Barnes Group, Inc.	33,589
2,355	1	Ceradyne, Inc.	41,589
980	1	Consolidated Graphics, Inc.	17,072
1,050		Curtiss Wright Corp.	31,216
2,275	1	Dyncorp International, Inc., Class A	38,197
4,150		Eagle Bulk Shipping, Inc.	19,464
1,570	1	EnPro Industries, Inc.	28,276
1,250	1	Esterline Technologies Corp.	33,837
3,250		Gibraltar Industries, Inc.	22,327
4,800	1	GrafTech International Ltd.	54,288
2,120	1	Hub Group, Inc.	43,757
1,700		Hubbell, Inc., Class B	54,502
4,490	1	Interline Brands, Inc.	61,423
11,960	1	Jet Blue Airways Corp.	51,069
3,235	1	Pike Electric Corp.	38,982
1,795	1	School Specialty, Inc.	36,277
4,100	1	Seaspan Corp.	25,215
875	1	Thomas & Betts Corp.	25,253
6,330	1	UAL Corp.	20,193
1,135	1	URS Corp.	56,205
		TOTAL	819,663
		Information Technology--16.3%
4,525	1	Arris Group, Inc.	55,024
1,790	1	Avocent Corp.	24,988
1,845		Black Box Corp.	61,752
5,705	1	Brocade Communications Systems, Inc.	44,613
1,640	1	CSG Systems International, Inc.	21,714
2,520		CTS Corp.	16,506
1,015	1	CommScope, Inc.	26,654
1,140	1	Digital River, Inc.	41,405
5,895	1	EarthLink Network, Inc.	43,682
4,230	1	Fairchild Semiconductor International, Inc., Class A	29,568
22,395	1	Finisar Corp.	12,765
3,105	1	Insight Enterprises, Inc.	29,994
1,730	1	NICE-Systems Ltd., ADR	39,911
3,150	1	Perot Systems Corp.	45,140
1,270	1	SPSS, Inc.	42,380
7,895	1	SeaChange International, Inc.	63,397
5,485	1	Sonicwall, Inc.	30,058
4,410	1	Symmetricom, Inc.	25,446
6,700		Technitrol, Inc.	43,349
13,315	1	Triquint Semiconductor, Inc.	70,703
6,485		United Online, Inc.	42,217
2,130	1	Verifone Holdings, Inc.	15,996
4,565	1	Zoran Corp.	49,758
1,940	1	j2 Global Communications, Inc.	43,766
		TOTAL	920,786
		Materials--7.9%
1,875	1	Brush Engineered Materials, Inc.	31,406
3,265	1	Buckeye Technologies, Inc.	14,660
2,125		Cabot Corp.	26,732
1,525		Carpenter Technology Corp.	31,735
3,700	1	Century Aluminum Co.	23,051
1,480		Cliffs Natural Resources, Inc.	36,216
8,820	1	Hecla Mining Co.	23,638
1,820		Innospec, Inc.	19,565
1,310	1	Intrepid Potash, Inc.	36,785
3,655		Myers Industries, Inc.	30,410
1,245	1	OM Group, Inc.	36,130
1,375		Olympic Steel, Inc.	33,646
2,800	1	Rockwood Holdings, Inc.	40,992
3,510		Spartech Corp.	32,257
5,805	1	Stillwater Mining Co.	33,147
		TOTAL	450,370
		Utilities--4.9%
1,105		AGL Resources, Inc.	35,139
1,955		Atmos Energy Corp.	48,953
3,200		Avista Corp.	56,992
1,090		Cleco Corp.	24,438
1,235		MGE Energy, Inc.	41,434
1,260		Northwestern Corp.	28,678
2,390		Westar Energy, Inc.	44,860
		TOTAL	280,494
		TOTAL INVESTMENTS -- 99.5% (IDENTIFIED COST $4,593,206)2	5,634,415
		OTHER ASSETS AND LIABILITIES – NET– 0.5%3	25,652
		TOTAL NET ASSETS – 100%	$5,660,067

1	Non-income producing security.
2
At June 30, 2009, the cost of investments for federal tax purposes was $4,593,206. The net unrealized appreciation of investments for federal tax purposes was $1,041,209. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,178,598 and net unrealized depreciation from investments for those securities having an excess of cost over value of $137,389.

3	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded: and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$5,232,354	$---	$---	$5,232,354
International	402,061	---	---	$402,061
TOTAL Securities	$5,634,415	$---	$---	$5,634,415

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Clover Value Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--95.8%
		Consumer Discretionary--10.7%
7,650	1	Goodyear Tire & Rubber Co.	$86,139
2,850		Home Depot, Inc.	67,346
4,265	1	Liberty Media Corp.	114,089
26,850	1	Liberty Media Holding Corp.	134,518
2,020		McDonald's Corp.	116,130
1,501		Time Warner Cable, Inc.	47,537
5,836		Time Warner, Inc.	147,009
3,670		Walt Disney Co.	85,621
		TOTAL	798,389
		Consumer Staples--8.2%
2,915		CVS Caremark Corp.	92,901
2,560		H.J. Heinz Co.	91,392
2,915		Kraft Foods, Inc., Class A	73,866
1,415		Lorillard, Inc.	95,895
3,215		Procter & Gamble Co.	164,287
3,125		Walgreen Co.	91,875
		TOTAL	610,216
		Energy--17.3%
3,300		Anadarko Petroleum Corp.	149,787
3,200		Cabot Oil & Gas Corp., Class A	98,048
5,105		Chevron Corp.	338,206
2,000		Devon Energy Corp.	109,000
4,710		Exxon Mobil Corp.	329,276
2,575		Noble Energy, Inc.	151,848
3,820		Peabody Energy Corp.	115,211
		TOTAL	1,291,376
		Financials—19.9%
5,150		Axis Capital Holdings Ltd.	134,827
13,325		Bank of America Corp.	175,890
4,470		Bank of New York Mellon Corp.	131,016
1,045		Goldman Sachs Group, Inc.	154,075
7,350		J.P. Morgan Chase & Co.	250,708
3,400		MetLife, Inc.	102,034
4,700		Morgan Stanley	133,997
1,735		PNC Financial Services Group	67,335
2,357		Simon Property Group, Inc.	121,221
6,185		U.S. Bancorp	110,835
4,350		Wells Fargo & Co.	105,531
		TOTAL	1,487,469
		Health Care--13.2%
2,245	1	Amgen, Inc.	118,850
10,250	1	Boston Scientific Corp.	103,935
2,805		Covidien PLC	105,019
2,540	1	Hospira, Inc.	97,841
2,790		Johnson & Johnson	158,472
3,100		Merck & Co., Inc.	86,676
11,820		Pfizer, Inc.	177,300
2,625	1	Wellpoint, Inc.	133,586
		TOTAL	981,679
		Industrials--5.4%
16,850		General Electric Co.	197,482
2,580		Raytheon Co.	114,629
3,430	1	Shaw Group, Inc.	94,016
		TOTAL	406,127
		Information Technology--6.3%
6,570		Corning, Inc.	105,514
5,675	1	EMC Corp.	74,343
4,750		Intel Corp.	78,612
7,100		Nokia Oyj, Class A, ADR	103,518
6,785	1	Symantec Corp.	105,575
		TOTAL	467,562
		Materials--4.4%
2,600		Du Pont (E.I.) de Nemours & Co.	66,612
1,550		Potash Corp. of Saskatchewan, Inc.	144,228
700		Rio Tinto PLC, ADR	114,709
		TOTAL	325,549
		Telecommunication Services--3.9%
6,250		AT&T, Inc.	155,250
4,410		Verizon Communications, Inc.	135,519
		TOTAL	290,769
		Utilities--6.5%
3,725		DPL, Inc.	86,308
3,915		Exelon Corp.	200,487
5,560		National Fuel Gas Co.	200,605
		TOTAL	487,400
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,320,211)	7,146,536
		MUTUAL FUND--4.9%
363,702	2,3	Prime Value Obligations Fund, Institutional Shares, 0.72% (AT NET ASSET VALUE)	363,702
		TOTAL INVESTMENTS --- 100.7% (IDENTIFIED COST $6,683,913)4	7,510,238
		OTHER ASSETS AND LIABILITIES --- NET --- (0.7)%5	(54,473)
		TOTAL NET ASSETS --- 100%	$7,455,765

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At June 30, 2009, the cost of investments for federal tax purposes was $6,683,913.  The net unrealized appreciation of investments for federal tax purposes was $826,325.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $891,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,130.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$6,544,235	$---	$---	$6,544,235
International	$602,301	$---	$---	$602,301
Mutual Funds	$363,702	$---	$---	$363,702
TOTAL Securities	$7,510,238	$---	$---	$7,510,238

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Prudent Bear Fund

Portfolio of Investments

June 30, 2009 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS---7.2%
		Energy---0.1%
1,000,000	1	Powertech Uranium Corp., Class A	$421,270
1,500,000	1	Quetzal Energy Ltd.	257,920
		TOTAL	679,190
		Materials--7.1%
3,500,000	1	Abacus Mining & Exploration Corp.	421,270
77,400		Agnico Eagle Mines Ltd.	4,061,952
1,282,000	1	Antares Minerals, Inc.	1,102,179
564,715	1	Aquiline Resources, Inc.	905,972
78,125	1,2,3	Aquiline Resources, Inc.	122,244
78,125	1,2,3	Aquiline Resources, Inc.	122,244
360,000	1,2,3	Ascot Resources Ltd.	102,136
1,500,000	1	Ascot Resources Ltd.	425,569
1,140,000	1,2,3	Ascot Resources Ltd.	323,432
522,000	1	Aurizon Mines Ltd.	1,880,394
1,416,500	1	Bear Lake Gold Ltd.	755,045
3,000,000	1	Benton Resources Corp.	1,134,849
1,000,000	1	Callinan Mines Ltd.	627,606
400,000	1	Cardero Resource Corp.	388,600
3,204,000	1	Centamin Egypt Ltd.	4,572,617
137,300		Cia de Minas Buenaventura SA, Class B, ADR	3,299,319
1,000,000	1	Duran Ventures, Inc.	73,077
3,581,038	1,4	East Asia Minerals Corp.	2,493,781
150,000	1,2,3	East Asia Minerals Corp.	104,458
950,000	1,2,3	Evolving Gold Corp.	392,039
807,000	1	Evolving Gold Corp.	333,027
530,000	1,2,3	Fortuna Silver Mines, Inc.	414,650
1,700,000	1	Fortuna Silver Mines, Inc.	1,330,009
112,100		Goldcorp, Inc., Class A	3,895,475
175,000	1	Golden Predator Royalty & Development Corp.	65,447
920,000	1	Golden Star Resources Ltd.	1,898,293
1,400,000	1	Grayd Resource Corp.	505,524
1,000,000	1	International Tower Hill Mines Ltd.	3,181,017
350,000	1,2,3	International Tower Hill Mines Ltd.	1,113,356
150,000	1	Jaguar Mining, Inc.	1,137,429
289,000	1	Kirkland Lake Gold, Inc.	2,410,093
825,000	1,2,3	Kootenay Gold, Inc.	475,218
1,000,000	1	Kootenay Gold, Inc.	576,022
500,000	1,2,3	Kootenay Gold, Inc.	288,011
2,121,900	1	Lake Shore Gold Corp.	4,980,258
1,500,000	1,4	MacArthur Minerals Ltd.	1,044,577
800,000	1	Mansfield Minerals, Inc.	333,577
72,600		Newmont Mining Corp.	2,967,162
690,000	1	Osisko Exploration Ltd.	3,885,569
2,000,000	1,5	Palladon Ventures Ltd.	128,960
69,100	1	Randgold Resources Ltd., ADR	4,434,147
361,400	1	Red Back Mining, Inc.	3,150,579
1,500,000	1	Rockgate Capital Corp.	580,321
63,500		Royal Gold, Inc.	2,647,950
1,175,000	1	San Gold Corp.	2,303,228
4,000,000	1	Selkirk Metals Corp.	343,894
626,237	1	Silver Wheaton Corp.	5,200,926
800,000	1	Trevali Resources Corp.	584,619
477,000		Yamana Gold, Inc.	4,216,680
		TOTAL	77,734,801
		TOTAL COMMON STOCKS (IDENTIFIED COST $101,782,636)	78,413,991
		WARRANTS--0.0%
		Industrials--0.0%
105,990	1	Aura Systems, Inc., Warrants	14,996
		Materials--0.0%
570,000	1	Ascot Resources Ltd., Warrants	249
180,000	1	Ascot Resources Ltd., Warrants	0
43,500	1	Chesapeake Gold Corp., Warrants	15,523
1,050,000	1	EMC Metals Corp., Warrants	44,075
475,000	1	Evolving Gold Corp., Warrants	14,184
265,000	1	Fortuna Silver Mines, Inc., Warrants	0
262,500	1	Golden Predator Royalty & Development Corp., Warrants	0
412,500	1	Kootenay Gold, Inc., Warrants	2,416
250,000	1	Kootenay Gold, Inc., Warrants	4
313,334	1	Northrock Resources, Inc., Warrants	0
		TOTAL	76,451
		TOTAL WARRANTS (IDENTIFIED COST $22,585)	91,447
		U.S. TREASURY--135.6%
		U.S. Treasury Bills—126.7%6
$537,200,000	7	U.S. Treasury Bill, 0.05%, 7/2/2009	537,199,839
13,000,000		U.S. Treasury Bill, 0.16%, 7/30/2009	12,998,403
43,000,000		U.S. Treasury Bill, 0.16%, 8/6/2009	42,993,765
19,000,000		U.S. Treasury Bill, 0.155%, 8/13/2009	18,996,652
54,750,000		U.S. Treasury Bill, 0.15%, 8/20/2009	54,738,689
577,200,000		U.S. Treasury Bill, 0.18%, 10/1/2009	576,927,100
127,000,000		U.S. Treasury Bill, 0.19%, 10/22/2009	126,921,768
10,000,000		U.S. Treasury Bill, 0.305%, 10/29/2009	9,993,500
		TOTAL	1,380,769,716
		U.S. Treasury Notes—8.9%
11,000,000		U.S. Treasury Note, 4.625%, 7/31/2009	11,038,991
85,000,000		U.S. Treasury Note, 4.875%, 8/15/2009	85,478,125
		TOTAL	96,517,116
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,477,280,562)	1,477,286,832
		MUTUAL FUND—12.9%
140,838,619	4,8	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	140,838,619
		TOTAL INVESTMENTS—155.7% (IDENTIFIED COST $1,719,924,402)9	1,696,630,889
		OTHER ASSETS AND LIABILITIES---NET—(55.7)%10	(606,831,013)
		TOTAL NET ASSETS---100%	$1,089,799,876

		SCHEDULE OF SECURITIES SOLD SHORT
115,000		ASML Holding N.V., ADR	$2,489,750
140,000		Applied Materials, Inc.	1,535,800
110,000		Bard (C.R.), Inc.	8,189,500
135,000		Becton, Dickinson & Co.	9,626,850
35,000		Broadcom Corp.	867,650
695,000		Burger King Holdings, Inc.	12,002,650
155,000		Carnival Corp.	3,994,350
110,000		Celgene Corp.	5,262,400
165,000		Cintas Corp.	3,768,600
200,000		Clorox Corp.	11,166,000
65,000		Colgate-Palmolive Co.	4,598,100
845,000		Comcast Corp., Class A	12,244,050
475,000		Consumer Discretionary Select Sector SPDR Fund	10,963,000
330,000		Consumer Staples Select Sector SPDR Fund	7,586,700
30,000		Danaher Corp.	1,852,200
360,000		Darden Restaurants, Inc.	11,872,800
170,000		Dentsply International, Inc.	5,188,400
280,000		Ecolab, Inc.	10,917,200
205,000		Energizer Holdings, Inc.	10,709,200
66,000		Grainger (W.W.), Inc.	5,404,080
251,690		Hewlett-Packard Co.	9,727,818
500,000		Home Depot, Inc.	11,815,000
120,000		ITT Educational Services, Inc.	12,079,200
120,000		Industrial Select Sect SPDR	2,635,200
161,000		International Flavors & Fragrances, Inc.	5,267,920
303,000		Iron Mountain, Inc.	8,711,250
50,000		Juniper Networks, Inc.	1,180,000
205,000		Kimberly-Clark Corp.	10,748,150
160,000		Kinder Morgan Energy Partners LP	8,179,200
185,000		Kohl's Corp.	7,908,750
215,000		Kraft Foods, Inc., Class A	5,448,100
85,000		Lam Research Corp.	2,210,000
255,000		Landstar System, Inc.	9,157,050
73,000		Mastercard, Inc.	12,213,630
155,000		Materials Select Sector SPDR Trust	3,999,000
350,000		McCormick & Co., Inc.	11,385,500
150,000		Nokia Oyj, Class A, ADR	2,187,000
90,000		Novellus Systems, Inc.	1,503,000
530,000		Pitney Bowes, Inc.	11,622,900
51,000		Procter & Gamble Co.	2,606,100
390,000		Plum Creek Timber Co., Inc.	11,614,200
3,020,000		S&P Depositary Receipts Trust	277,598,400
95,953		Simon Property Group, Inc.	4,934,863
545,000		Staples, Inc.	10,992,650
225,000		Starwood Hotels & Resorts Worldwide, Inc.	4,995,000
335,000		Time Warner Cable, Inc.	10,609,450
390,000		Urban Outfitters, Inc.	8,139,300
390,000		Verizon Communications, Inc.	11,984,700
67,000		Visa, Inc., Class A	4,171,420
25,000		Western Digital Corp.	662,500
110,000		Xilinx, Inc.	2,250,600
325,000		Yum! Brands, Inc.	10,835,500
		TOTAL SECURITIES SOLD SHORT (PROCEEDS $588,068,127)	$639,612,631

At June 30, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	485	$111,004,375	September 2009	$ 2,409,310

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $3,457,788, which represented 0.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2009, these liquid restricted securities amounted to $3,457,788, which represented 0.3% of total net assets.

4	Affiliated company.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Discount rate at time of purchase.
7	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	7-Day net yield.
9
At June 30, 2009, the cost of investments for federal tax purposes was $1,719,924,402. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from securities sold short and futures contracts was $23,293,513.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,952,933 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,246,446.

10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents securities sold short.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities
Domestic	$5,615,112	$---	$---	$5,615,112
International	72,669,919	---	128,960	72,798,879
Debt securities
U.S. Treasury	---	1,477,286,832	---	1,477,286,832
Warrants	---	91,447	---	91,447
Mutual Fund	140,838,619	---	---	140,838,619
Total securities	$219,123,650	$1,477,378,279	$128,960	$1,696,630,889
Other Financial Instruments*	(637,203,321)	---	---

*Other financial instruments include securities sold short and futures contracts

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity – International Securities
Balance as of October 1, 2008	$---
Change in unrealized depreciation	(8,104)
Net purchases (sales)1	---
Transfers in and/or out of Level 3	137,064
Balance as of June 30, 2009	$ 128,960
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2009.	$(73,551)
1   Shares acquired in conjunction with a merger were recorded at zero cost.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009